UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.
LEGG MASON PARTNERS MULTIPLE DISCIPLINE FUNDS ALL CAP GROWTH AND VALUE
FORM N-Q
July 31, 2006

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value

COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 15.4%

Internet & Catalog Retail — 1.6%
83,000	Amazon.com Inc. *	$2,231,870
94,150	Expedia Inc. *	1,261,610
78,550	IAC/InterActiveCorp. *	1,862,421

	Total Internet & Catalog Retail	5,355,901

Leisure Equipment & Products — 0.2%
44,600	Hasbro Inc.	834,020

Media — 10.7%
119,325	Cablevision Systems Corp., New York Group, Class A Shares *	2,654,981
143,890	Comcast Corp., Special Class A Shares *	4,932,549
45,840	Discovery Holding Co., Class A Shares *	610,589
309,500	Interpublic Group of Cos. Inc. *	2,534,805
26,377	Liberty Global Inc., Series A Shares *	576,338
12,935	Liberty Global Inc., Series C Shares *	273,963
17,420	Liberty Media Holding Corp., Capital Group, Series A Shares *	1,421,646
137,100	Liberty Media Holding Corp., Interactive Group, Series A Shares *	2,258,037
200,420	News Corp., Class B Shares	4,032,451
249,240	Pearson PLC, ADR	3,389,664
426,200	Time Warner Inc.	7,032,300
200,500	Walt Disney Co.	5,952,845

	Total Media	35,670,168

Specialty Retail — 2.9%
60,500	Bed Bath & Beyond Inc. *	2,025,540
110,540	Charming Shoppes Inc. *	1,139,667
190,900	Home Depot Inc.	6,626,139

	Total Specialty Retail	9,791,346

	TOTAL CONSUMER DISCRETIONARY	51,651,435

CONSUMER STAPLES — 8.2%
Beverages — 2.4%
90,700	Coca-Cola Co.	4,036,150
15,000	Molson Coors Brewing Co., Class B Shares	1,071,750
47,305	PepsiCo Inc.	2,998,191

	Total Beverages	8,106,091

Food & Staples Retailing — 1.5%
71,830	Safeway Inc.	2,016,987
69,000	Wal-Mart Stores Inc.	3,070,500

	Total Food & Staples Retailing	5,087,487

Food Products — 2.6%
70,500	Kraft Foods Inc., Class A Shares	2,284,200
141,500	Unilever PLC, ADR	3,380,435
64,962	Wm. Wrigley Jr. Co.	2,979,157

	Total Food Products	8,643,792

Household Products — 1.7%
25,000	Kimberly-Clark Corp.	1,526,250
70,750	Procter & Gamble Co.	3,976,150

	Total Household Products	5,502,400

	TOTAL CONSUMER STAPLES	27,339,770

ENERGY — 7.6%
Energy Equipment & Services — 2.7%
21,600	Baker Hughes Inc.	1,726,920
44,600	GlobalSantaFe Corp.	2,449,878
30,540	Grant Prideco Inc. *	1,389,875
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Energy Equipment & Services — 2.7% (continued)
71,160	Weatherford International Ltd. *	$3,333,135

	Total Energy Equipment & Services	8,899,808

Oil, Gas & Consumable Fuels — 4.9%
118,000	Anadarko Petroleum Corp.	5,397,320
10,000	Chevron Corp.	657,800
97,450	Exxon Mobil Corp.	6,601,263
30,780	Murphy Oil Corp.	1,583,939
89,930	Williams Cos. Inc.	2,180,802

	Total Oil, Gas & Consumable Fuels	16,421,124

	TOTAL ENERGY	25,320,932

FINANCIALS — 12.8%
Capital Markets — 4.8%
10,000	Franklin Resources Inc.	914,500
11,000	Goldman Sachs Group Inc.	1,680,250
62,700	Lehman Brothers Holdings Inc.	4,072,365
96,710	Merrill Lynch & Co. Inc.	7,042,422
40,210	State Street Corp.	2,415,013

	Total Capital Markets	16,124,550

Consumer Finance — 1.0%
64,170	American Express Co.	3,340,690

Diversified Financial Services — 2.3%
64,842	Bank of America Corp.	3,341,308
91,831	JPMorgan Chase & Co.	4,189,330

	Total Diversified Financial Services	7,530,638

Insurance — 2.7%
95,630	American International Group Inc.	5,801,872
64,660	Chubb Corp.	3,260,157

	Total Insurance	9,062,029

Thrifts & Mortgage Finance — 2.0%
56,070	MGIC Investment Corp.	3,190,944
85,500	PMI Group Inc.	3,630,330

	Total Thrifts & Mortgage Finance	6,821,274

	TOTAL FINANCIALS	42,879,181

HEALTH CARE — 18.4%
Biotechnology — 7.2%
6,945	Alkermes Inc. *	119,176
90,900	Amgen Inc. *	6,339,366
147,750	Biogen Idec Inc. *	6,223,230
36,460	Genentech Inc. *	2,946,697
50,840	Genzyme Corp. *	3,471,355
92,000	ImClone Systems Inc. *	2,990,000
206,780	Millennium Pharmaceuticals Inc. *	2,030,580

	Total Biotechnology	24,120,404

Health Care Providers & Services — 1.4%
99,300	UnitedHealth Group Inc.	4,749,519

Pharmaceuticals — 9.8%
71,585	Abbott Laboratories	3,419,616
33,000	Eli Lilly & Co.	1,873,410
72,695	Forest Laboratories Inc. *	3,366,505
48,400	GlaxoSmithKline PLC, ADR	2,677,972
128,700	Johnson & Johnson	8,050,185
34,500	Novartis AG, ADR	1,939,590
312,110	Pfizer Inc.	8,111,739
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Pharmaceuticals — 9.8% (continued)
71,390	Wyeth	$3,460,273

	Total Pharmaceuticals	32,899,290

	TOTAL HEALTH CARE	61,769,213

INDUSTRIALS — 9.1%
Aerospace & Defense — 3.3%
19,500	Boeing Co.	1,509,690
90,750	Honeywell International Inc.	3,512,025
36,935	L-3 Communications Holdings Inc.	2,720,263
70,000	Raytheon Co.	3,154,900

	Total Aerospace & Defense	10,896,878

Airlines — 0.7%
140,100	Southwest Airlines Co.	2,520,399

Electrical Equipment — 0.9%
40,000	Emerson Electric Co.	3,156,800

Industrial Conglomerates — 2.8%
125,600	General Electric Co.	4,105,864
197,225	Tyco International Ltd.	5,145,600

	Total Industrial Conglomerates	9,251,464

Machinery — 1.4%
36,050	Caterpillar Inc.	2,554,864
77,105	Pall Corp.	2,010,898

	Total Machinery	4,565,762

	TOTAL INDUSTRIALS	30,391,303

INFORMATION TECHNOLOGY — 20.1%
Communications Equipment — 3.6%
390,900	Cisco Systems Inc. *	6,977,565
120,100	Motorola Inc.	2,733,476
119,965	Nokia Oyj, ADR	2,381,305

	Total Communications Equipment	12,092,346

Computers & Peripherals — 2.9%
125,990	Dell Inc. *	2,731,463
25,380	International Business Machines Corp.	1,964,666
17,000	Lexmark International Inc., Class A Shares *	918,850
39,900	SanDisk Corp. *	1,861,734
89,907	Seagate Technology *	2,085,842

	Total Computers & Peripherals	9,562,555

Electronic Equipment & Instruments — 0.7%
77,000	Agilent Technologies Inc. *	2,189,880

Internet Software & Services — 1.6%
33,500	eBay Inc. *	806,345
40,000	VeriSign Inc. *	717,200
141,500	Yahoo! Inc. *	3,840,310

	Total Internet Software & Services	5,363,855

Semiconductors & Semiconductor Equipment — 7.2%
120,000	Applied Materials Inc.	1,888,800
52,500	Broadcom Corp., Class A Shares *	1,259,475
59,190	Cree Inc. *	1,167,819
226,600	Intel Corp.	4,078,800
179,175	Micron Technology Inc. *	2,793,338
57,100	Novellus Systems Inc. *	1,445,201
335,933	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,912,539
288,400	Texas Instruments Inc.	8,588,552

	Total Semiconductors & Semiconductor Equipment	24,134,524

See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Software — 4.1%
55,385	Advent Software Inc. *	$1,729,120
58,000	Autodesk Inc. *	1,978,380
56,000	Electronic Arts Inc. *	2,638,160
313,700	Microsoft Corp.	7,538,211

	Total Software	13,883,871

	TOTAL INFORMATION TECHNOLOGY	67,227,031

MATERIALS — 3.0%
Chemicals — 1.1%
36,500	Dow Chemical Co.	1,262,170
63,000	E.I. du Pont de Nemours & Co.	2,498,580

	Total Chemicals	3,760,750

Metals & Mining — 0.9%
97,120	Alcoa Inc.	2,908,744

Paper & Forest Products — 1.0%
57,930	Weyerhaeuser Co.	3,398,174

	TOTAL MATERIALS	10,067,668

TELECOMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 0.7%
73,700	Verizon Communications Inc.	2,492,534

Wireless Telecommunication Services — 0.8%
122,421	Vodafone Group PLC, ADR	2,654,093

	TOTAL TELECOMMUNICATION SERVICES	5,146,627

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $293,301,643)	321,793,160

Face
Amount

SHORT-TERM INVESTMENT — 2.2%
Repurchase Agreement — 2.2%
$7,417,000	Interest in $559,223,000 joint tri-party repurchase agreement dated 7/31/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.260% due 8/1/06; Proceeds at maturity — $7,418,084; (Fully collateralized by U.S. Treasury Bill, 0.000% due 8/24/06; Market value — $7,565,348) (Cost — $7,417,000)	7,417,000

	TOTAL INVESTMENTS — 98.3% (Cost — $300,718,643#)	329,210,160
	Other Assets in Excess of Liabilities — 1.7%	5,691,290

	TOTAL NET ASSETS — 100.0%	$334,901,450

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (the “Fund”) is a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$47,565,033
Gross unrealized depreciation	(19,073,516)

Net unrealized appreciation	$28,491,517

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
               Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date September 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 29, 2006

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: September 29, 2006